Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 14 - COMMITMENTS AND CONTINGENCIES

COVID-19

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (“COVID-19”) a global pandemic prompting government-imposed quarantines, suspension of in-person attendance of academic programs, and cessation of certain travel and business closures. The success of our business depends on our global operations, including our supply chain and consumer demand, among other things. As a result of COVID-19, we have experienced shortages in inventory due to manufacturing issues, a reduction in the volume of sales in some parts of our business, such as rental sales and direct website sales, and a reduction in personnel due to lockdown related issues. Our results of operations for the year ended December 31, 2020 reflect this impact; however, we expect that this trend may continue and the full extent of the impact is unknown. In recent months, some governmental agencies in the US and Europe, where we produce the largest percentage of our sales, have lifted certain restrictions. However, if customer demand continues to be low, our future equipment sales, subscriber activations and sales margin will be impacted. We have implemented several measures to minimize the impact on our operations and sustain our liquidity position, including receiving support through the US payroll protection program loan (“PPP”), a low interest, fixed rate loan provided under the UK’s Coronavirus Business Interruption Loan (“CBILS”) and the deferral of certain UK taxes.

The Company may incur significant delays and/or expenses in addition to, impairing its ability to secure additional financing, relating to the worldwide COVID-19 (coronavirus) pandemic. It is presently unknown whether and to what extent the Company’s supply chains may be further affected if the pandemic persists for an extended period of time. The Company may incur significant delays or expenses relating to such events outside of its control, which could have a material adverse impact on its business, operating results and financial condition. The Company’s reliance on securing additional capital for its public company expenses may be impaired due to the effect on the U.S. financial markets. The inability to obtain appropriate financing, may affect its compliance requirements as a public company. The Company has been using its working capital from its operating subsidiaries, to support its public company expenses. The continued drain on its working capital have forced the Company to incur cutbacks, which may affect its future operating revenue as well as, its ability to continue operations.

Employment Agreements

On March 11, 2021, the Company’s Board of Directors approved and adopted the terms and provisions of employment agreements for David Phipps, the Company’s Chief Executive Officer, and Thomas Seifert, the Company’s Chief Financial Officer.

The initial term of Mr. Phipps’ employment is one year commencing on March 11, 2021 which term will be automatically extended for additional one-year terms thereafter unless terminated by the Company or the executive by written notice. CEO’s annual base compensation is an aggregate of $180,000 payable by the Company and £50,000 (or approximately $70,000) payable through the Company’s wholly owned subsidiary, Global Telesat Communications Ltd., subject to periodic review and modification by the Board upon occurrence of material events relating to the Company’s financial and business performance, including, without limitation, the Company’s listing of its capital stock on a national securities exchange. Mr. Phipps also receives additional compensation in the form of an automobile allowance of $1,500 per month and private family medical insurance. In addition, Mr. Phipps will be entitled to receive an annual cash bonus in an amount equal to up to 150% of his base salary if the Company meets or exceeds performance criteria to be adopted by the Compensation Committee of the Board, once established, and any other additional bonuses as may be determined by the Board. Mr. Phipps is entitled to receive various other benefits if and to the extent available to the employees of the Company. The employment agreement may be terminated based on death or disability of the executive, for cause or without good reason, for cause or with good reason, and as a result of the change of control of the Company. The employment agreement also contains certain provisions that are customary for agreements of this nature, including, without limitation, non-competition and non-solicitation covenants, indemnification provisions, etc.

The initial term of Mr. Seifert’s employment is one year commencing on March 11, 2021 which term will be automatically extended for additional one-year terms thereafter unless terminated by the Company or the executive by written notice. CFO’s annual base compensation is $150,000 payable by the Company, subject to periodic review and modification by the Board’s Compensation Committee. Mr. Seifert will be entitled to receive an annual cash bonus in an amount equal to up to 150% of his base salary if the Company meets or exceeds performance criteria to be adopted by the Compensation Committee of the Board, once established, and any other additional bonuses as may be determined by the Board. Mr. Seifert also receives additional compensation in the form of an automobile allowance of $750 per month and $1,000 per month to purchase individual medical insurance. Mr. Seifert is entitled to receive various other benefits if and to the extent available to the employees of the Company. The employment agreement may be terminated based on death or disability of the executive, for cause or without good reason, for cause or with good reason, and as a result of the change of control of the Company. The employment agreement also contains certain provisions that are customary for agreements of this nature, including, without limitation, non-competition and non-solicitation covenants, indemnification provisions, etc.

Lease Agreement

Effective July 24, 2019, a three-year lease was signed for 2,660 square feet for £25,536 annually, for our facilities in Poole, England for £2,128 per month, or $2,717 per month at the yearly average conversion rate of 1.276933, or $2,738 using exchange rate close at December 31, 2020 of 1.286618. The lease has been renewed until July 23, 2022.

Such leases do not require any contingent rental payments, impose any financial restrictions, or contain any residual value guarantees. Variable expenses generally represent the Company’s share of the landlord’s operating expenses. The Company does not have any leases classified as financing leases.

At March 31, 2021, the Company had current and long-term operating lease liabilities of $30,385 and $14,725, respectively, and right of use assets of $48,043.

Net rent expense for the three months ended March 31, 2021 and 2020 were $6,384 and $8,075, respectively.

Litigation

From time to time, the Company may become involved in litigation relating to claims arising out of our operations in the normal course of business. The Company is not currently involved in any pending legal proceeding or litigation and, to the best of our knowledge, no governmental authority is contemplating any proceeding to which the Company is a party or to which any of the Company’s properties is subject, which would reasonably be likely to have a material adverse effect on the Company’s business, financial condition and operating results.

NOTE 15 - COMMITMENTS AND CONTINGENCIES

COVID-19

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (“COVID-19”) a global pandemic prompting government-imposed quarantines, suspension of in-person attendance of academic programs, and cessation of certain travel and business closures. The success of our business depends on our global operations, including our supply chain and consumer demand, among other things. As a result of COVID-19, we have experienced shortages in inventory due to manufacturing issues, a reduction in the volume of sales in some parts of our business, such as rental sales and direct website sales, and a reduction in personnel due to lockdown related issues. Our results of operations for the year ended December 31, 2020 reflect this impact; however, we expect that this trend may continue and the full extent of the impact is unknown. In recent months, some governmental agencies in the US and Europe, where we produce the largest percentage of our sales, have lifted certain restrictions. However, if customer demand continues to be low, our future equipment sales, subscriber activations and sales margin will be impacted. We have implemented several measures to minimize the impact on our operations and sustain our liquidity position, including receiving support through the US payroll protection program loan (“PPP”), a low interest, fixed rate loan provided under the UK’s Coronavirus Business Interruption Loan (“CBILS”) and the deferral of certain UK taxes. We have also worked with our product suppliers to ensure we will continue to have sufficient inventory levels on hand to meet consumer demand.

The Company may incur significant delays and/or expenses in addition to, impairing its ability to secure additional financing, relating to the worldwide COVID-19 (coronavirus) pandemic. It is presently unknown whether and to what extent the Company’s supply chains may be further affected if the pandemic persists for an extended period of time. The Company may incur significant delays or expenses relating to such events outside of its control, which could have a material adverse impact on its business, operating results and financial condition. The Company’s reliance on securing additional capital for its public company expenses may be impaired due to the effect on the U.S. financial markets. The inability to obtain appropriate financing, may affect its compliance requirements as a public company. The Company has been using its working capital from its operating subsidiaries, to support its public company expenses. The continued drain on its working capital have forced the Company to incur cutbacks, which may affect its future operating revenue as well as, its ability to continue operations.

Employment Agreements

On June 14, 2018, the Company entered into a two (2) year Employment Agreement (the “Phipps Agreement”) with Mr. Phipps, with an automatic one (1) year extension. Under the Phipps Agreement, Mr. Phipps will serve as the Company’s Chief Executive Officer and President and will receive an annual base salary equal to the sum of $170,000 and £48,000 to be paid through our operating subsidiary, GTCL. For the year ended December 31, 2018, the £48,000 equivalent to USD is $62,219 and the yearly conversion rate is 1.296229. The Phipps Agreement provides for a performance bonus based on exceeding our annual revenue goals and on our ability to attract new investment. The Phipps Agreement also provides for medical plan coverage, an auto allowance, paid vacation, and discretionary stock grants and option awards. In the event of termination without cause, termination as a result of a change in control, or resignation with good reason (as defined in the Phipps Agreement), Mr. Phipps will be entitled to a severance equal to twice his base salary, the immediate vesting of all unvested options, and other benefits. The Phipps Agreement terminates and supersedes the Original Phipps Agreement (as defined below) and any subsequent amendments, effective as of the June 14, 2018.

Also, on June 14, 2018, we entered into a new Employment Agreement (“Carlise Agreement”) with our Chief Financial Officer, Theresa Carlise. The Carlise Agreement is for a period of two (2) years, with an automatic one (1) year extension. Ms. Carlise’s base salary is $150,000 per year. The Carlise Agreement provides for performance bonuses based on exceeding our annual revenue goals and on our ability to attract new investment. The Carlise Agreement also provides for medical plan coverage, an auto allowance, paid vacation, and discretionary stock grants and option awards. In the event of termination without cause, termination as a result of a change in control, or resignation with good reason (as defined in the Carlise Agreement), Ms. Carlise will be entitled to a severance equal to twice her base salary, the immediate vesting of all unvested options, and other benefits. The Carlise Agreement terminates and supersedes the Original Carlise Agreement (as defined below) and any subsequent amendments, effective as of the June 14, 2018.

On March 13, 2020, the Company and David Phipps and Theresa Carlise, the Company’s Chief Executive Officer and Chief Financial Officer, respectively, executed waivers of the provisions in their respective employment agreement requiring prior written notice of non-renewal to the other party. As a result, their respective employment terms with the Company will not be automatically extended as set forth in such employment agreements and will terminate as of June 14, 2020.

On August 13, 2020, the Company’s Board approved and authorized the continued employment of David Phipps and Theresa Carlise, as the Company’s Chief Executive Officer and Chief Financial Officer, respectively, for a 30-day period, commencing as of August 14, 2020 and terminating on September 13, 2020, which employment term may be extended as agreed by the Company and the respective executive officers on the substantially the same compensation and other material terms during the period of the continued employment as those set forth in their previous employment agreements. As previously disclosed, in March 2020, the Company and above-referenced executive officers executed waivers of the provisions in their respective employment agreement requiring prior written notice of non-renewal to the other party. As a result, their respective employment terms with the Company were not automatically extended as set forth in such employment agreements and terminated as of June 13, 2020. As previously disclosed on June 13, 2020, the Company renewed their respective agreements for 30 days, commencing on June 14 through July 13, 2020. Also, as previously disclosed on July 13, 2020, the Company renewed their respective agreements for 30 days, commencing on July 14 through August 13, 2020.

On September 11, 2020, the Company’s Board approved and authorized the continued employment of David Phipps and Theresa Carlise, as the Company’s Chief Executive Officer and Chief Financial Officer, respectively, for a 30-day period, commencing as of September 14, 2020 and terminating on October 13, 2020, which employment term may be extended as agreed by the Company and the respective executive officers on substantially the same compensation and other material terms during the period of the continued employment as those set forth in their previous employment agreements. As previously disclosed, in March 2020, the Company and above-referenced executive officers executed waivers of the provisions in their respective employment agreement requiring prior written notice of non-renewal to the other party. As a result, their respective employment terms with the Company were not automatically extended as set forth in such employment agreements and terminated as of June 13, 2020. As previously disclosed on June 13, 2020, the Company renewed their respective agreements for 30 days, commencing on June 14 through July 13, 2020. As previously disclosed on July 13, 2020, the Company renewed their respective agreements for another 30 days, commencing on July 14 through August 13, 2020. As previously disclosed on August 14, 2020, the Company renewed their respective agreements for another 30 days, commencing on August 14 through September 13, 2020.

On October 14, 2020, the Board of Directors (the “Board”) of Orbsat Corp (the “Company”) effected the following changes to the Company’s executive management:

(i) extended David Phipps’ (the Company’s Chief Executive Officer) employment with the Company for another 30-day period, commencing on October 14, 2020, with his respective compensation and other material terms during the such term to remain substantially the same as those set forth in the previous extensions to his employment agreement;

(ii) retained Theresa Carlise’s services on a non-exclusive basis as Comptroller for cash compensation of $2,000/month. Ms. Carlise will facilitate the transition of CFO duties following the expiration of her employment agreement on October 13, 2020. Her engagement may be terminated upon one week’s notice; and

(iii) appointed Thomas Seifert as the Company’s Chief Financial Officer, Secretary and Treasurer for a period of 12 months commencing on October 19, 2020, for cash compensation of $7,500/month, and such additional equity compensation as the Board may determine in the future, subject to periodic review and adjustment by the Board in its sole discretion. He will also be eligible to receive various other benefits if and to the extent available to the employees of the Company.

On November 12, 2020, the Company’s Board approved and authorized the continued employment of David Phipps, as the Company’s Chief Executive Officer, for a 90-day period, commencing as of November 13, 2020, which employment term may be extended as agreed by the Company and the executive officer on substantially the same compensation and other material terms during the period of the continued employment as those set forth in his previous employment agreement. As previously disclosed, in March 2020, the Company and Mr. Phipps executed a waiver of the provisions in his employment agreement requiring prior written notice of non-renewal to the other party. As a result, his employment terms with the Company were not automatically extended as set forth in such employment agreement and terminated as of June 13, 2020. As previously disclosed on June 13, 2020, the Company renewed his agreement for 30 days, commencing on June 14 through July 13, 2020. As previously disclosed on July 13, 2020, the Company renewed his agreement for another 30 days, commencing on July 14 through August 13, 2020. As previously disclosed on August 14, 2020, the Company renewed his agreement for another 30 days, commencing on August 14 through September 13, 2020. As previously disclosed on October 14, 2020, the Company renewed his agreement for another 30 days, commencing on October 14 through November 13, 2020. On November 12, 2020, the Company renewed his agreement for another 90 days, commencing November 13, 2020.

On March 11, 2021, the Company’s Board of Directors approved and adopted the terms and provisions of employment agreements for David Phipps, the Company’s Chief Executive Officer, and Thomas Seifert, the Company’s Chief Financial Officer.

The initial term of Mr. Phipps’ employment is one year commencing on March 11, 2021 which term will be automatically extended for additional one-year terms thereafter unless terminated by the Company or the executive by written notice. CEO’s annual base compensation is an aggregate of $180,000 payable by the Company and £50,000 (or approximately $70,000) payable through the Company’s wholly owned subsidiary, Global Telesat Communications Ltd., subject to periodic review and modification by the Board upon occurrence of material events relating to the Company’s financial and business performance, including, without limitation, the Company’s listing of its capital stock on a national securities exchange. In addition, Mr. Phipps will be entitled to receive an annual cash bonus in an amount equal to up to 150% of his base salary if the Company meets or exceeds performance criteria to be adopted by the Compensation Committee of the Board, once established, and any other additional bonuses as may be determined by the Board. Mr. Phipps is entitled to receive various other benefits if and to the extent available to the employees of the Company. The employment agreement may be terminated based on death or disability of the executive, for cause or without good reason, for cause or with good reason, and as a result of the change of control of the Company. The employment agreement also contains certain provisions that are customary for agreements of this nature, including, without limitation, non-competition and non-solicitation covenants, indemnification provisions, etc.

The initial term of Mr. Seifert’s employment is one year commencing on March 11, 2021 which term will be automatically extended for additional one-year terms thereafter unless terminated by the Company or the executive by written notice. CFO’s annual base compensation is $150,000 payable by the Company, subject to periodic review and modification by the Board’s Compensation Committee, once established. Mr. Seifert will be entitled to receive an annual cash bonus in an amount equal to up to 150% of his base salary if the Company meets or exceeds performance criteria to be adopted by the Compensation Committee of the Board, once established, and any other additional bonuses as may be determined by the Board. Mr. Seifert is entitled to receive various other benefits if and to the extent available to the employees of the Company. The employment agreement may be terminated based on death or disability of the executive, for cause or without good reason, for cause or with good reason, and as a result of the change of control of the Company. The employment agreement also contains certain provisions that are customary for agreements of this nature, including, without limitation, non-competition and non-solicitation covenants, indemnification provisions, etc.

Consulting Agreements

On July 16, 2020, the Company’s Board of Directors approved and the Company entered into a 12-month consulting agreement (“Consulting Agreement”) with an unrelated third-party for capital raising advisory services and business growth and development services, with the term renewable upon mutual consent of the parties. Upon signing of the Consulting Agreement, the Company agreed to issue 20,000 restricted shares of its common stock to the consultant (the “Consulting Shares”), 5,000 additional restricted shares of common stock to be issued quarterly until the consultant may receive cash compensation for its services, which will be determined, upon completion of certain milestones, by the Company’s CEO.

On May 21, 2019, the Company entered into two consulting agreements (each, a “Consulting Agreement” and together, the “Consulting Agreements”) with unrelated third parties to provide capital raising advisory services and business growth and development services, each for a term of nine months. In exchange for such services, each consultant will receive (i) a Note in the amount of $44,000 issued pursuant to the Agreement, (ii) a Note in the amount of $12,500 with a maturity of three years bearing interest at a rate of 6% per annum with an optional right of conversion, (iii) payment of a retainer ranging from $10,000 to $30,000, and (iv) monthly payments ranging from $5,000 to $10,000 for nine months. On August 29, 2019, one of the consulting agreements was extended for another three months to expire on February 13, 2020 and the other was extended on September 1, 2019 for another two months to expire on January 13, 2020.

Lease Agreement

Effective July 24, 2019, a three-year lease was signed for 2,660 square feet for £25,536 annually, for our facilities in Poole, England for £2,128 per month, or $2,717 per month at the yearly average conversion rate of 1.276933, or $2,738 using exchange rate close at December 31, 2020 of 1.286618. The lease has been renewed until July 23, 2022.

Such leases do not require any contingent rental payments, impose any financial restrictions, or contain any residual value guarantees. Variable expenses generally represent the Company’s share of the landlord’s operating expenses. The Company does not have any leases classified as financing leases.

The rate implicit in each lease is not readily determinable, and we therefore use our incremental borrowing rate to determine the present value of the lease payments. The weighted average incremental borrowing rate used to determine the initial value of right of use (ROU) assets and lease liabilities during the year ended December 31, 2020 was 6.00%, derived from borrowing rate, as obtained from the Company’s current lenders. Right of use assets for operating leases are periodically reduced by impairment losses. We use the long-lived assets impairment guidance in ASC Subtopic 360-10, Property, Plant, and Equipment – Overall, to determine whether an ROU asset is impaired, and if so, the amount of the impairment loss to recognize. As of December 31, 2020, we have not recognized any impairment losses for our ROU assets.

We monitor for events or changes in circumstances that require a reassessment of one of our leases. When a reassessment results in the remeasurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding ROU asset unless doing so would reduce the carrying amount of the ROU asset to an amount less than zero. In that case, the amount of the adjustment that would result in a negative ROU asset balance is recorded in profit or loss.

At December 31, 2020, the Company had current and long-term operating lease liabilities of $30,125 and $22,574, respectively, and right of use assets of $55,606.

Future minimum lease payments under these leases are as follows:

Minimum
Lease
Years Ending December 31,	Payment
2021	$34,854
2022	20,332
Total undiscounted future non-cancelable minimum lease payments	55,186
Less: Imputed interest	(2,487)
Present value of lease liabilities	$52,699
Weighted average remaining term	1.8

Net rent expense for the years ended December 31, 2020 and 2019 were $32,607 and $31,563, respectively.

Litigation

From time to time, the Company may become involved in litigation relating to claims arising out of our operations in the normal course of business. The Company is not currently involved in any pending legal proceeding or litigation and, to the best of our knowledge, no governmental authority is contemplating any proceeding to which the Company is a party or to which any of the Company’s properties is subject, which would reasonably be likely to have a material adverse effect on the Company’s business, financial condition and operating results.